Risks and Uncertainties (Tables)	12 Months Ended
Aug. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of Bank Balances that are Denominated in Foreign Currencies

The Group’s bank balances that are denominated in foreign currencies of the relevant group entities (whose functional currency is HK$) are set out as below:

	As of August 31,
	2025	2024

Denominated in US$	$3,194,367	$750,251
Denominated in Renminbi (“RMB”)	60	—

Schedule of Suppliers Concentrations

The following table sets forth information as to each supplier that accounted for top 10% of the Group’s trade payables as of August 31, 2025 and 2024.

	As of August 31, 2025		As of August 31, 2024
Trade payables	Amount $	%	Amount $	%
A	33,617	12.35%	31,036	11.64%
B	32,795	12.05%	38,607	14.48%
D	31,890	11.72%	37,478	14.05%
E	27,996	10.29%	30,116	11.29%

The following table sets forth information as to each supplier that accounted for top 10% of the Group’s purchase for the years ended August 31, 2025, 2024 and 2023.

	For the year ended August 31, 2025		For the year ended August 31, 2024		For the year ended August 31, 2023
Suppliers	Amount $	%	Amount $	%	Amount $	%
A	230,622	10.4%	337,813	17.1%	*	*
B	*	*	238,153	12.1%	256,665	12.5%
C	*	*	*	*	252,803	12.3%
*	The corresponding purchase did not contribute 10% or more of the total purchase of the Group for the relevant year.